Note 13 - Leases (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Lease, Cost [Table Text Block]
Year Ended	January 31, 2021	January 31, 2020
Operating lease cost	4,590	4,902
Short-term lease cost	502	866
Total operating lease cost	5,092	5,768
Year Ended	January 31, 2021	January 31, 2020
Operating cash outflows from operating leases included in measurement of lease liabilities	4,831	4,150
New ROU assets obtained in exchange for lease obligations	2,337	6,439
	January 31, 2021	January 31, 2020
Weighted average remaining lease term (years)	3.8	4.3
Weighted average discount rate (%)	2.5	2.8

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Years Ended January 31,	Operating Leases
2022	4,544
2023	3,480
2024	2,689
2025	1,725
2026	954
2027 and thereafter	420
Total lease payments	13,812
Less: imputed interest	(749)
Total lease obligations	13,063
Current	4,168
Long-term	8,895